Subsequent Events (Details Textual) - USD ($)		1 Months Ended	9 Months Ended
	Oct. 12, 2018	Oct. 31, 2018	Sep. 30, 2018
Loan and Security Agreement [Member] | Western Alliance Bank [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loan interest payment terms			The loan has an interest-only period of 18 months, which could be extended by an additional 6 months if certain conditions are met, followed by an amortization period of 30 months, or 24 months if the interest-only period is extended. Upon maturity or prepayment, the Company will be required to pay a 3% fee, or a 2% fee if the U.S. Food and Drug Administration accepts certain Investigational New Drug applications prior to maturity.
Loan and Security Agreement [Member] | Western Alliance Bank [Member] | Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from term loan agreement	$ 10,000,000
Term loan maturity date	Oct. 01, 2022
Interest of the prime rate plus	1.25%
Loan interest-only payment period	18 months
Loan interest-only payment period	6 months
Debt Instrument, amortization period	30 months
Debt Instrument, amortization period	24 months
Prepayment fee percentage	3.00%
Prepayment fee percentage	2.00%
Loan orgination fee paid	$ 50,000
Warrant fee payable	$ 350,000
Leerink Partners LLC [Member] | Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Compensation percentage of cash equivalent to gross proceeds for ordinary shares sold		3.00%
Leerink Partners LLC [Member] | Maximum [Member] | Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount of ordinary shares sold		$ 30,000,000